Debt (Tables)	12 Months Ended
Sep. 30, 2018
Debt Disclosure [Abstract]
Schedule of Loss on Extinguishment of Debt
In connection with the early repayments of AmeriGas’ Senior Notes, during Fiscal 2017 and 2016, the Partnership recognized pre-tax losses which are reflected in “Loss on extinguishments of debt” on the Consolidated Statements of Income and comprise the following:

	2017	2016
Early redemption premiums	$51.3	$39.6
Write-off of unamortized debt issuance costs	8.4	9.3
Loss on extinguishments of debt	$59.7	$48.9

Schedule of Long-term Debt Instruments
Long-term debt comprises the following at September 30:

	2018	2017
AmeriGas Propane:
AmeriGas Partners Senior Notes:
5.50% due May 2025	$700.0	$700.0
5.875% due August 2026	675.0	675.0
5.625% due May 2024	675.0	675.0
5.75% due May 2027	525.0	525.0
HOLP Senior Secured Notes, including unamortized premium of $0.2 and $0.4, respectively (a)	7.5	11.3
Other	14.6	17.3
Unamortized debt issuance costs	(27.5)	(31.3)
Total AmeriGas Propane	2,569.6	2,572.3
UGI International:
UGI France Senior Facilities term loan (b)	627.0	708.9
Flaga variable-rate term loan (c)	53.2	54.1
Flaga U.S. dollar variable-rate term loan (d)	49.9	59.1
Other	20.9	21.3
Unamortized debt issuance costs	(2.5)	(4.6)
Total UGI International	748.5	838.8
UGI Utilities:
Senior Notes:
4.12%, due September 2046	200.0	200.0
4.98%, due March 2044	175.0	175.0
4.12%, due October 2046	100.0	100.0
6.21%, due September 2036	100.0	100.0
2.95%, due June 2026	100.0	100.0
Medium-Term Notes:
6.13%, due October 2034	20.0	20.0
6.50%, due August 2033	20.0	20.0
5.67%, due January 2018	—	20.0
7.25%, due November 2017	—	20.0
Variable-rate term loan (e)	120.3	—
Other	6.8	—
Unamortized debt issuance costs	(4.1)	(3.9)
Total UGI Utilities	838.0	751.1
Other	9.2	9.9
Total long-term debt	4,165.3	4,172.1
Less: current maturities	(18.8)	(177.5)
Total long-term debt due after one year	$4,146.5	$3,994.6

(a)
At September 30, 2018 and 2017, the effective interest rate on the HOLP Senior Secured Notes was 6.75%. These notes are collateralized by AmeriGas OLP’s receivables, contracts, equipment, inventory, general intangibles and cash.

(b)
Borrowings bear interest at rates per annum comprising the aggregate of the applicable margin and the associated euribor rate, which euribor rate has a floor of 0.0%. The margin on term loan borrowings (which ranges from 1.60% to 2.70%) is dependent upon the ratio of UGI France’s consolidated total net debt to EBITDA, each as defined. At September 30, 2018 and 2017, such margin was 1.75% and 1.90%, respectively. UGI France has entered into pay-fixed, receive-variable interest rate swaps through April 30, 2019, to fix the underlying euribor rate on term loan borrowings at 0.18%. At September 30, 2018 and 2017, the effective interest rate on the term loan was approximately 1.93% and 2.08%, respectively. Principal amounts outstanding under the term loan are due as follows: €60 due April 2019 and €480 due April 2020. This term loan was repaid on October 25, 2018, in conjunction with the UGI International refinancing transaction (see “Subsequent Event - UGI International Refinancing” below).

(c)
Borrowings bear interest at three-month euribor rates, plus a margin and other fees. The margin and other fees range from 1.20% to 2.60% and are based upon certain consolidated equity, return on assets and debt to EBITDA ratios, as defined, as well as fees defined by the local jurisdiction. Flaga has entered into pay-fixed, receive-variable interest rate swaps that generally fix the underlying market rate at 0.23%, effective October 2016. The effective interest rate on this term loan at September 30, 2018 and 2017, was 1.93% and 1.80%, respectively. This term loan was repaid on October 25, 2018, in conjunction with the UGI International refinancing transaction (see “Subsequent Event - UGI International Refinancing” below).

(d)
Borrowings bear interest at a one-month LIBOR rate plus a margin of 1.125%. Flaga has effectively fixed the LIBOR component of the interest rate, and has effectively fixed the U.S. dollar value of the interest and principal payments by entering into a cross-currency swap arrangement with a bank. At September 30, 2018 and 2017, the effective interest rate on this term loan was 0.55% and 0.87%, respectively. This term loan was repaid on October 25, 2018, in conjunction with the UGI International refinancing transaction (see “Subsequent Event - UGI International Refinancing” below).

(e)
Borrowings bear interest at prevailing market interest rates, including LIBOR and the banks’ prime rate, plus a margin. UGI Utilities has entered into a forward-starting, pay-fixed, receive-variable interest rate swap that generally fixes the underlying prevailing market interest rates on Utilities Term Loan borrowings at approximately 3.00% through July 2022, commencing September 30, 2019. The effective interest rate on this term loan at September 30, 2018, was 2.76%.

Schedule of Maturities of Long-term Debt

	2019	2020	2021	2022	2023
AmeriGas Propane	$8.8	$8.0	$3.6	$1.6	$0.3
UGI International (a)	70.0	607.7	53.2	20.1	—
UGI Utilities	9.0	8.2	7.8	6.8	95.3
Other	0.7	0.8	0.9	0.8	5.8
Total	$88.5	$624.7	$65.5	$29.3	$101.4

(a)
Includes scheduled repayments as of September 30, 2018, relating to the UGI France Senior Facilities term loan; the Flaga variable-rate term loan; and the Flaga U.S. dollar variable-rate term loan. These term loans were repaid on October 25, 2018 with net proceeds from the issuance of the UGI International 3.25% Senior Notes due November 2025 and the term loan borrowings under the 2018 UGI International Credit Facilities Agreement due October 2023 and cash on hand (see “Subsequent Event - UGI International Refinancing” below).

Schedule of Short-term Debt
Information about the Company’s principal credit agreements (excluding Energy Services, LLC’s Receivables Facility which is discussed below) as of September 30, 2018 and 2017, is presented in the following table. Borrowings outstanding under these agreements are classified as “Short-term borrowings” on the Consolidated Balance Sheets.

	Expiration Date	Total Capacity	Borrowings Outstanding	Letters of Credit and Guarantees Outstanding	Available Borrowing Capacity	Weighted Average Interest Rate - End of Year
September 30, 2018
AmeriGas OLP (a)	December 2022	$600.0	$232.0	$63.5	$304.5	4.58%
UGI International, LLC (b)	April 2020	€300.0	—	—	$300.0	N.A.
UGI France (c)	April 2020	€60.0	—	—	€60.0	N.A.
Flaga (d)	October 2020	€55.0	—	€0.5	€54.5	N.A.
Energy Services, LLC (e)	March 2021	$240.0	—	—	$240.0	N.A.
UGI Utilities (f)	March 2020	$450.0	$189.5	$2.0	$258.5	3.03%
September 30, 2017
AmeriGas OLP (a)	June 2019	$525.0	$140.0	$67.2	$317.8	3.74%
UGI France (c)	April 2020	€60.0	—	—	€60.0	N.A.
Flaga (d)	October 2020	€55.0	—	€6.5	€48.5	N.A.
Energy Services, LLC (e)	March 2021	$240.0	$—	—	$240.0	N.A.
UGI Utilities (f)	March 2020	$300.0	$170.0	$2.0	$128.0	2.11%
N.A. - Not applicable.

(a)
The AmeriGas OLP Credit Agreement includes a $150 sublimit for letters of credit ($125 prior to its amendment in December 2017) and permits AmeriGas OLP to borrow at prevailing interest rates, including the base rate, defined as the higher of the Federal Funds rate plus 0.50% or the agent bank’s prime rate, or at a one-week, or one-, two-, three-, or six-month Eurodollar Rate, as defined, plus a margin. The applicable margin on base rate borrowings ranges from 0.50% to 1.75%; the applicable margin on Eurodollar Rate borrowings ranges from 1.50% to 2.75%; and the facility fee ranges from 0.30% to 0.50%. The aforementioned margins and facility fees are dependent upon AmeriGas Partners’ ratio of debt to EBITDA, as defined.

(b)
The UGI International Credit Agreement permits UGI International, LLC to borrow in euros or U.S. dollars. Loans made in euros will bear interest at the associated euribor rate plus a margin ranging from 1.45% to 2.35%. Loans made in U.S. dollars will bear interest at LIBOR plus a margin ranging from 1.70% to 2.60%. The aforementioned margins are dependent upon certain indebtedness at UGI International, LLC. This facility was terminated concurrent with entering into the 2018 UGI International Credit Facilities Agreement on October 25, 2018 (see “Subsequent Event - UGI International Refinancing” below.)

(c)
Borrowings under UGI France’s revolving credit facility bear interest at market rates (one-, two-, three-, or six-month euribor) plus a margin. The margin on credit facility borrowings ranges from 1.45% to 2.55% based upon UGI France’s ratio of consolidated total net debt to EBITDA, as defined. This facility was terminated concurrent with entering into the 2018 UGI International Credit Facilities Agreement on October 25, 2018 (see “Subsequent Event - UGI International Refinancing” below.)

(d)
Flaga’s credit facility agreement includes a €25 multi-currency revolving credit facility, a €5 overdraft facility and a €25 guarantee facility. Revolving credit facility borrowings bear interest at market rates (generally one, three or six-month euribor rates) plus margins. The margins on revolving facility borrowings, which range from 1.45% to 3.65%, are based upon the actual currency borrowed and certain consolidated equity, return on assets and debt to EBITDA ratios, each as defined. Facility fees on the unused amount of the revolving credit facility are 30% of the lowest applicable margin. Guarantees outstanding reduce the available capacity on the €25 guarantee facility. This facility was terminated concurrent with entering into the 2018 UGI International Credit Facilities Agreement on October 25, 2018 (see “Subsequent Event - UGI International Refinancing” below.)

(e)
Energy Services’ credit agreement includes a $50 sublimit for letters of credit and can be used for general corporate purposes of Energy Services and its subsidiaries. Energy Services may not pay a dividend unless, after giving effect to such dividend payment, the ratio of Consolidated Total Indebtedness to EBITDA, each as defined, does not exceed 3.00 to 1.00. Borrowings bear interest at either (i) the Alternate Base Rate plus a margin or (ii) a rate derived from LIBOR (“Adjusted LIBOR”) plus a margin. The Alternate Base Rate, as defined, is the highest of (a) the prime rate, (b) the federal funds rate plus 0.50%, and (c) Adjusted LIBOR plus 1.00%. The margin on such borrowings ranges from 0.75% to 2.25%. The Energy Services credit agreement is guaranteed by certain subsidiaries of Energy Services.

(f)
UGI Utilities’ credit agreement includes a $100 sublimit for letters of credit. Borrowings bear interest at prevailing market interest rates, including LIBOR and the banks’ prime rate, plus a margin. The margin on such borrowings ranges from 0.0% to 1.75% and is based upon the credit ratings of certain indebtedness of UGI Utilities. On September 21, 2018, UGI Utilities entered into the Commitment and Acceptance which increased the total capacity under this facility to $450.

Schedule of Receivables Facility
Information regarding the amounts of trade receivables transferred to ESFC and the amounts sold to the bank during Fiscal 2018, Fiscal 2017 and Fiscal 2016, as well as the balance of ESFC trade receivables at September 30, 2018, 2017 and 2016 follows:

	2018	2017	2016
Trade receivables transferred to ESFC during the year	$1,279.5	$1,017.3	$756.4
ESFC trade receivables sold to the bank during the year	193.0	243.0	204.0
ESFC trade receivables - end of year (a)	65.0	44.8	35.7

(a)
At September 30, 2018 and 2017, the amounts of ESFC trade receivables sold to the bank were $2.0 and $39.0, respectively, and are reflected as “Short-term borrowings” on the Consolidated Balance Sheets.